Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Debt Securities at Fair Value through Profit or Loss (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of debt securities [line items]
Government securities	$ 3,732,263	$ 2,297,021	$ 356,753
Corporate securities	74,528	77,849
Securities issued by the BCRA	11,305,324	14,463,055	425,794
Debt securities	$ 15,112,115	$ 16,837,925	$ 782,547